Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000013178
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,524	$ 11,436	$ 11,492	$ 11,416	$ 11,443	$ 11,499	$ 11,714	$ 11,598	$ 11,567	$ 11,709	$ 11,536	$ 11,691	$ 11,575	$ 11,518	$ 11,433	$ 11,263	$ 11,277	$ 11,388	$ 11,388	$ 11,402	$ 11,416	$ 11,138	$ 10,486	$ 10,639	$ 10,944	$ 11,057	$ 11,032	$ 10,952	$ 11,051	$ 11,054	$ 10,854	$ 11,074	$ 10,809	$ 10,788	$ 10,375	$ 10,436	$ 10,792	$ 11,016	$ 10,784	$ 10,927	$ 10,803	$ 11,067	$ 11,372	$ 11,435	$ 11,727	$ 11,712	$ 11,631	$ 11,643	$ 11,735	$ 11,773	$ 11,693	$ 11,679	$ 11,650	$ 11,568	$ 11,513	$ 11,680	$ 11,636	$ 11,580	$ 11,431	$ 11,465	$ 11,446	$ 11,504	$ 11,343	$ 11,284	$ 10,954	$ 11,088	$ 11,415	$ 11,291	$ 11,116	$ 11,081	$ 11,071	$ 11,062	$ 11,153	$ 11,006	$ 10,933	$ 10,885	$ 10,762	$ 10,751	$ 10,614	$ 10,577	$ 10,477	$ 10,366	$ 10,253	$ 10,315	$ 10,365	$ 10,340	$ 10,316	$ 10,315	$ 10,216	$ 10,239	$ 10,190	$ 10,214	$ 10,323	$ 10,237	$ 10,284	$ 10,319	$ 10,366	$ 10,280	$ 10,231	$ 10,266	$ 10,122	$ 10,050	$ 10,037	$ 9,977	$ 9,965	$ 9,858	$ 10,209	$ 10,313	$ 10,347	$ 10,310	$ 10,343	$ 10,178	$ 10,153	$ 10,070	$ 10,010	$ 10,032	$ 9,926	$ 9,844	$ 9,783	$ 9,758	$ 9,675
C000013180
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,225	10,974	11,029	10,966	11,009	11,063	11,275	11,175	11,140	11,299	11,134	11,293	11,180	11,147	11,062	10,913	10,931	11,050	11,055	11,072	11,090	10,830	10,205	10,361	10,656	10,776	10,759	10,691	10,799	10,795	10,604	10,836	10,573	10,572	10,162	10,235	10,592	10,816	10,596	10,744	10,624	10,897	11,196	11,260	11,560	11,565	11,484	11,514	11,605	11,647	11,579	11,560	11,552	11,469	11,424	11,597	11,563	11,517	11,372	11,410	11,398	11,459	11,314	11,265	10,938	11,081	11,404	11,294	11,124	11,097	11,093	11,101	11,193	11,048	10,985	10,946	10,835	10,818	10,695	10,652	10,575	10,451	10,350	10,425	10,477	10,470	10,441	10,444	10,344	10,382	10,340	10,379	10,488	10,400	10,472	10,499	10,560	10,483	10,442	10,480	10,347	10,271	10,264	10,211	10,204	10,095	10,470	10,575	10,624	10,593	10,619	10,454	10,446	10,370	10,318	10,344	10,236	10,149	10,106	10,075	10,000
C000063956
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,215,827	1,205,903	1,211,576	1,203,432	1,206,060	1,211,685	1,234,046	1,221,665	1,218,246	1,232,905	1,214,494	1,230,586	1,218,232	1,212,047	1,202,868	1,186,283	1,186,041	1,199,018	1,198,797	1,198,565	1,199,878	1,170,548	1,102,027	1,117,864	1,149,610	1,161,181	1,158,356	1,149,777	1,161,380	1,160,099	1,138,918	1,163,251	1,133,830	1,132,894	1,088,076	1,094,255	1,131,361	1,154,565	1,130,076	1,144,795	1,131,676	1,159,039	1,190,711	1,197,169	1,227,379	1,227,028	1,216,983	1,219,449	1,228,766	1,231,209	1,222,647	1,220,977	1,217,730	1,208,929	1,202,994	1,220,196	1,215,486	1,209,392	1,195,016	1,196,983	1,194,806	1,200,710	1,183,660	1,178,684	1,142,786	1,157,925	1,190,336	1,177,282	1,158,867	1,155,084	1,153,856	1,153,961	1,163,310	1,146,436	1,138,662	1,134,857	1,121,847	1,119,189	1,106,114	1,100,750	1,091,502	1,078,439	1,066,572	1,072,829	1,079,058	1,076,355	1,073,675	1,072,031	1,061,590	1,063,829	1,059,786	1,062,142	1,071,981	1,062,900	1,068,837	1,071,052	1,075,719	1,067,788	1,062,612	1,064,786	1,050,937	1,043,259	1,040,511	1,035,375	1,032,742	1,021,516	1,058,777	1,068,192	1,072,686	1,068,655	1,070,692	1,053,511	1,051,898	1,043,140	1,036,811	1,038,900	1,026,639	1,017,916	1,011,510	1,008,687	1,000,000
C000013104
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,360	11,242	11,322	11,222	11,302	11,354	11,587	11,449	11,419	11,582	11,374	11,536	11,425	11,355	11,272	11,094	11,105	11,225	11,223	11,222	11,234	10,926	10,274	10,418	10,744	10,860	10,823	10,732	10,827	10,843	10,613	10,876	10,557	10,576	10,116	10,187	10,593	10,845	10,571	10,770	10,624	10,940	11,294	11,341	11,606	11,605	11,501	11,524	11,623	11,659	11,556	11,528	11,463	11,372	11,343	11,513	11,432	11,351	11,170	11,200	11,193	11,247	11,065	10,956	10,602	10,900	11,296	11,153	10,974	10,954	10,934	10,938	11,012	10,844	10,762	10,727	10,608	10,584	10,428	10,380	10,321	10,227	10,132	10,191	10,250	10,249	10,215	10,213	10,119	10,153	10,118	10,141	10,245	10,162	10,207	10,207	10,252	10,194	10,136	10,166	10,048	9,998	9,983	9,935	9,887	9,806	10,082	10,147	10,179	10,153	10,162	10,051	10,039	9,970	9,932	9,938	9,857	9,788	9,751	9,713	9,675
C000013106
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,054	10,786	10,861	10,777	10,864	10,915	11,149	11,019	10,997	11,158	10,979	11,139	11,033	10,975	10,894	10,729	10,744	10,878	10,881	10,896	10,899	10,618	9,983	10,138	10,457	10,564	10,548	10,471	10,561	10,580	10,367	10,630	10,326	10,359	9,905	9,973	10,389	10,644	10,368	10,575	10,449	10,762	11,110	11,169	11,438	11,442	11,354	11,381	11,476	11,526	11,439	11,409	11,356	11,267	11,247	11,417	11,350	11,270	11,110	11,144	11,142	11,197	11,025	10,919	10,577	10,878	11,290	11,141	10,971	10,958	10,956	10,965	11,038	10,889	10,808	10,780	10,664	10,646	10,496	10,456	10,406	10,313	10,218	10,289	10,359	10,363	10,335	10,337	10,244	10,291	10,252	10,299	10,400	10,317	10,374	10,389	10,435	10,386	10,326	10,369	10,251	10,209	10,200	10,158	10,117	10,045	10,330	10,395	10,440	10,420	10,443	10,321	10,323	10,251	10,219	10,239	10,157	10,096	10,054	10,022	10,000
C000063947
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,196,336	1,185,428	1,192,213	1,182,871	1,191,136	1,196,435	1,220,666	1,206,001	1,202,655	1,219,503	1,197,513	1,214,288	1,202,401	1,194,827	1,185,893	1,165,611	1,166,636	1,180,336	1,179,981	1,179,635	1,180,710	1,148,267	1,078,352	1,094,622	1,127,199	1,139,120	1,136,410	1,126,769	1,136,483	1,136,604	1,113,678	1,141,060	1,107,450	1,109,203	1,059,611	1,066,845	1,110,414	1,136,614	1,106,433	1,126,985	1,112,949	1,145,698	1,181,213	1,187,268	1,214,753	1,214,380	1,203,325	1,205,537	1,215,632	1,219,176	1,208,244	1,205,161	1,198,179	1,188,488	1,185,260	1,201,438	1,194,129	1,184,179	1,166,386	1,169,377	1,168,376	1,173,792	1,154,696	1,143,179	1,106,107	1,136,932	1,177,917	1,162,834	1,142,753	1,140,468	1,139,493	1,139,692	1,147,188	1,129,599	1,120,898	1,117,057	1,104,463	1,101,775	1,085,401	1,080,240	1,073,899	1,062,711	1,053,899	1,059,928	1,065,862	1,065,589	1,061,786	1,061,426	1,051,474	1,054,856	1,051,022	1,053,315	1,063,849	1,055,129	1,059,591	1,059,370	1,063,858	1,057,695	1,051,524	1,054,448	1,041,983	1,036,718	1,034,998	1,029,796	1,024,664	1,016,079	1,044,496	1,051,010	1,054,063	1,051,275	1,051,971	1,040,351	1,039,002	1,031,695	1,027,560	1,028,044	1,019,495	1,012,222	1,008,143	1,004,103	1,000,000
C000013120
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,628	11,527	11,575	11,445	11,480	11,568	11,765	11,625	11,605	11,773	11,579	11,746	11,619	11,544	11,458	11,293	11,312	11,437	11,431	11,425	11,433	11,155	10,529	10,680	11,011	11,149	11,121	11,028	11,114	11,123	10,905	11,168	10,891	10,867	10,389	10,478	10,893	11,134	10,863	11,076	10,944	11,258	11,572	11,625	11,926	11,907	11,813	11,831	11,946	11,988	11,884	11,865	11,847	11,743	11,663	11,872	11,841	11,785	11,608	11,637	11,629	11,689	11,532	11,481	11,133	11,284	11,576	11,431	11,251	11,224	11,209	11,219	11,286	11,107	11,032	10,994	10,852	10,825	10,683	10,609	10,536	10,452	10,356	10,429	10,492	10,464	10,425	10,408	10,291	10,318	10,279	10,273	10,344	10,271	10,329	10,387	10,401	10,327	10,275	10,310	10,183	10,121	10,103	10,052	10,032	9,961	10,271	10,348	10,383	10,322	10,324	10,148	10,118	10,058	10,018	10,009	9,907	9,825	9,785	9,745	9,675
C000013122
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,327	11,064	11,122	11,001	11,047	11,139	11,327	11,208	11,183	11,358	11,180	11,354	11,235	11,162	11,090	10,937	10,959	11,084	11,094	11,092	11,103	10,851	10,246	10,384	10,725	10,862	10,841	10,763	10,855	10,867	10,656	10,926	10,663	10,646	10,182	10,276	10,694	10,935	10,676	10,893	10,769	11,087	11,394	11,457	11,754	11,753	11,664	11,697	11,805	11,859	11,772	11,761	11,739	11,651	11,585	11,789	11,766	11,711	11,546	11,577	11,587	11,645	11,498	11,457	11,115	11,266	11,567	11,430	11,261	11,240	11,242	11,245	11,321	11,162	11,088	11,058	10,912	10,891	10,767	10,692	10,630	10,546	10,462	10,534	10,605	10,594	10,552	10,540	10,436	10,466	10,433	10,431	10,510	10,447	10,505	10,582	10,598	10,524	10,480	10,515	10,402	10,348	10,335	10,290	10,276	10,214	10,525	10,621	10,666	10,604	10,610	10,439	10,416	10,353	10,319	10,314	10,222	10,150	10,106	10,072	10,000
C000092719
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,226,171	1,215,120	1,221,443	1,206,138	1,210,970	1,218,643	1,239,159	1,225,638	1,221,952	1,239,416	1,218,753	1,236,096	1,222,539	1,214,517	1,205,235	1,187,661	1,189,525	1,202,422	1,202,963	1,202,144	1,201,382	1,173,365	1,106,085	1,121,790	1,156,300	1,170,602	1,167,396	1,157,456	1,166,283	1,167,104	1,144,050	1,171,374	1,142,219	1,140,741	1,089,270	1,098,365	1,141,591	1,167,965	1,138,037	1,161,499	1,146,155	1,178,776	1,211,412	1,216,789	1,248,035	1,247,109	1,235,871	1,238,780	1,249,319	1,253,452	1,243,644	1,241,510	1,238,087	1,227,036	1,219,753	1,240,155	1,236,681	1,230,668	1,211,987	1,214,766	1,215,026	1,219,748	1,203,242	1,197,796	1,161,384	1,176,942	1,207,163	1,191,921	1,172,991	1,169,955	1,168,214	1,169,009	1,175,819	1,158,161	1,148,963	1,146,031	1,129,849	1,126,866	1,111,949	1,104,105	1,096,331	1,087,365	1,077,174	1,084,660	1,090,951	1,087,871	1,083,676	1,081,704	1,070,479	1,072,014	1,067,759	1,066,952	1,075,258	1,067,494	1,072,278	1,079,156	1,080,425	1,071,482	1,067,029	1,069,328	1,057,095	1,050,558	1,048,473	1,041,875	1,040,819	1,033,213	1,064,097	1,072,980	1,076,355	1,068,807	1,069,917	1,051,512	1,048,274	1,040,745	1,036,464	1,035,372	1,024,626	1,017,113	1,011,721	1,007,414	1,000,000
C000013136
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,270	11,188	11,254	11,181	11,232	11,297	11,512	11,386	11,356	11,514	11,322	11,507	11,396	11,340	11,244	11,081	11,093	11,196	11,195	11,193	11,205	10,941	10,338	10,481	10,753	10,859	10,849	10,760	10,880	10,896	10,708	10,930	10,681	10,649	10,273	10,332	10,670	10,896	10,651	10,800	10,672	10,947	11,235	11,295	11,570	11,568	11,490	11,512	11,610	11,645	11,555	11,526	11,510	11,405	11,363	11,542	11,475	11,421	11,255	11,286	11,291	11,344	11,176	11,093	10,790	10,949	11,315	11,171	10,978	10,956	10,945	10,948	11,022	10,844	10,774	10,729	10,600	10,577	10,459	10,424	10,353	10,257	10,160	10,227	10,283	10,268	10,242	10,227	10,143	10,163	10,148	10,179	10,278	10,195	10,259	10,279	10,309	10,237	10,199	10,217	10,101	10,040	10,013	9,963	9,936	9,854	10,181	10,264	10,315	10,278	10,284	10,138	10,111	10,040	10,001	9,984	9,870	9,799	9,760	9,733	9,675
C000013138
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,982	10,734	10,797	10,749	10,800	10,862	11,083	10,963	10,940	11,112	10,932	11,103	11,008	10,962	10,881	10,716	10,743	10,853	10,857	10,860	10,875	10,630	10,054	10,199	10,474	10,575	10,570	10,495	10,620	10,640	10,463	10,682	10,448	10,425	10,065	10,123	10,472	10,683	10,454	10,618	10,495	10,764	11,068	11,128	11,409	11,414	11,337	11,375	11,471	11,520	11,433	11,412	11,392	11,301	11,268	11,461	11,394	11,350	11,191	11,226	11,236	11,302	11,140	11,069	10,770	10,934	11,302	11,173	10,988	10,961	10,967	10,964	11,050	10,889	10,818	10,781	10,655	10,638	10,533	10,493	10,432	10,346	10,260	10,328	10,395	10,386	10,356	10,357	10,272	10,306	10,297	10,340	10,439	10,365	10,430	10,464	10,497	10,424	10,392	10,424	10,308	10,255	10,234	10,190	10,169	10,096	10,432	10,527	10,580	10,549	10,560	10,414	10,404	10,340	10,297	10,285	10,180	10,117	10,073	10,051	10,000
C000063950
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,189,023	1,179,715	1,186,414	1,178,537	1,185,188	1,190,304	1,212,664	1,199,326	1,195,873	1,213,761	1,193,334	1,211,145	1,199,317	1,193,157	1,184,293	1,165,649	1,166,628	1,177,328	1,176,964	1,176,586	1,177,592	1,151,075	1,086,311	1,101,084	1,130,840	1,140,321	1,139,051	1,129,616	1,141,913	1,144,793	1,123,564	1,146,662	1,120,342	1,118,199	1,077,342	1,083,293	1,119,818	1,141,838	1,116,099	1,132,777	1,117,844	1,146,402	1,177,639	1,182,389	1,212,197	1,211,776	1,202,120	1,205,587	1,215,545	1,218,963	1,208,077	1,206,175	1,203,036	1,191,879	1,187,227	1,207,001	1,199,823	1,193,987	1,176,540	1,179,527	1,178,565	1,183,898	1,166,222	1,158,685	1,125,670	1,142,039	1,179,900	1,164,710	1,145,776	1,141,962	1,141,916	1,140,750	1,148,248	1,130,825	1,122,116	1,117,242	1,103,627	1,101,082	1,089,900	1,084,832	1,077,296	1,067,080	1,058,036	1,063,647	1,070,428	1,067,531	1,064,634	1,062,890	1,054,014	1,057,130	1,054,212	1,058,375	1,068,482	1,059,669	1,064,973	1,066,807	1,069,719	1,062,124	1,057,993	1,060,832	1,047,452	1,040,987	1,038,007	1,033,839	1,029,691	1,022,224	1,054,642	1,063,132	1,068,165	1,064,183	1,064,674	1,049,341	1,047,500	1,040,009	1,034,693	1,032,745	1,021,934	1,014,419	1,010,220	1,006,132	1,000,000
C000013142
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,710	11,600	11,672	11,608	11,648	11,704	11,864	11,745	11,728	11,871	11,691	11,863	11,742	11,680	11,575	11,425	11,422	11,520	11,531	11,514	11,540	11,265	10,650	10,789	11,069	11,236	11,206	11,107	11,232	11,258	11,020	11,282	10,990	10,990	10,521	10,594	10,956	11,197	10,958	11,129	11,013	11,319	11,667	11,716	12,010	12,006	11,921	11,930	12,019	12,055	11,971	11,953	11,909	11,823	11,765	11,973	11,942	11,885	11,719	11,752	11,757	11,813	11,658	11,594	11,255	11,360	11,633	11,491	11,309	11,284	11,272	11,274	11,352	11,162	11,074	11,037	10,910	10,885	10,769	10,716	10,624	10,520	10,428	10,486	10,531	10,526	10,472	10,465	10,360	10,366	10,322	10,327	10,382	10,326	10,356	10,458	10,487	10,421	10,377	10,418	10,281	10,203	10,184	10,130	10,099	10,022	10,343	10,430	10,447	10,371	10,388	10,209	10,191	10,105	10,041	10,012	9,889	9,847	9,804	9,785	9,675
C000013144
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,407	11,130	11,197	11,145	11,198	11,251	11,423	11,309	11,298	11,455	11,287	11,457	11,341	11,291	11,202	11,049	11,063	11,166	11,180	11,182	11,196	10,945	10,365	10,492	10,782	10,935	10,913	10,829	10,957	10,985	10,765	11,027	10,759	10,750	10,311	10,380	10,747	10,980	10,759	10,941	10,818	11,134	11,477	11,538	11,845	11,848	11,753	11,780	11,878	11,916	11,846	11,836	11,802	11,718	11,671	11,877	11,855	11,809	11,652	11,687	11,698	11,778	11,618	11,565	11,225	11,349	11,628	11,490	11,318	11,288	11,281	11,288	11,377	11,208	11,132	11,091	10,980	10,949	10,836	10,791	10,711	10,607	10,526	10,596	10,653	10,640	10,595	10,592	10,499	10,508	10,471	10,480	10,545	10,486	10,529	10,639	10,681	10,625	10,576	10,618	10,494	10,414	10,411	10,353	10,339	10,260	10,608	10,693	10,713	10,646	10,677	10,502	10,478	10,401	10,345	10,321	10,199	10,162	10,126	10,100	10,000
C000092722
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,234,423	1,224,186	1,229,942	1,222,978	1,227,091	1,232,761	1,251,002	1,236,669	1,234,682	1,251,137	1,231,939	1,248,332	1,235,371	1,228,619	1,218,850	1,201,422	1,200,872	1,212,470	1,211,919	1,211,448	1,212,449	1,183,377	1,120,009	1,132,923	1,163,655	1,179,562	1,176,237	1,165,575	1,178,509	1,181,104	1,155,938	1,183,244	1,153,857	1,152,132	1,104,259	1,110,218	1,148,086	1,173,116	1,147,901	1,167,019	1,153,295	1,186,568	1,221,413	1,226,365	1,258,342	1,256,312	1,247,220	1,248,021	1,258,508	1,260,680	1,253,049	1,249,590	1,246,171	1,235,566	1,230,642	1,250,828	1,247,386	1,241,188	1,223,685	1,226,838	1,227,227	1,234,302	1,216,538	1,209,671	1,174,100	1,184,852	1,213,230	1,198,175	1,179,084	1,176,229	1,174,762	1,174,773	1,182,786	1,162,719	1,154,716	1,150,672	1,137,242	1,133,091	1,120,878	1,115,157	1,106,744	1,094,356	1,084,625	1,090,493	1,096,300	1,094,274	1,088,497	1,087,603	1,076,456	1,076,878	1,072,182	1,072,570	1,079,305	1,072,071	1,074,956	1,085,385	1,088,277	1,082,456	1,076,507	1,080,592	1,066,133	1,057,878	1,055,748	1,049,946	1,046,612	1,038,457	1,072,767	1,080,416	1,081,988	1,073,956	1,075,511	1,057,965	1,054,750	1,045,654	1,040,081	1,035,688	1,022,851	1,018,263	1,013,717	1,011,507	1,000,000
C000013151
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,481	11,394	11,501	11,425	11,500	11,574	11,799	11,684	11,664	11,846	11,622	11,790	11,675	11,614	11,528	11,361	11,355	11,455	11,450	11,444	11,439	11,212	10,621	10,759	11,066	11,156	11,133	11,071	11,151	11,153	10,980	11,174	10,951	10,919	10,555	10,599	10,909	11,082	10,887	11,020	10,927	11,160	11,468	11,524	11,795	11,792	11,713	11,735	11,818	11,839	11,774	11,758	11,731	11,665	11,636	11,766	11,699	11,655	11,536	11,528	11,519	11,548	11,418	11,323	11,023	11,145	11,435	11,328	11,184	11,148	11,137	11,127	11,187	11,068	11,007	10,971	10,852	10,837	10,740	10,668	10,586	10,482	10,410	10,462	10,513	10,497	10,435	10,407	10,300	10,319	10,293	10,323	10,377	10,328	10,392	10,455	10,473	10,403	10,365	10,406	10,258	10,176	10,161	10,113	10,087	9,995	10,340	10,423	10,462	10,393	10,410	10,253	10,226	10,145	10,096	10,057	9,955	9,873	9,810	9,779	9,675
C000013153
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,177	10,931	11,034	10,982	11,055	11,127	11,361	11,261	11,248	11,419	11,209	11,379	11,279	11,229	11,155	10,997	10,996	11,104	11,105	11,117	11,117	10,891	10,329	10,473	10,772	10,872	10,856	10,792	10,871	10,891	10,725	10,933	10,709	10,685	10,332	10,389	10,693	10,882	10,696	10,825	10,745	10,978	11,293	11,351	11,620	11,635	11,568	11,595	11,679	11,705	11,651	11,631	11,623	11,569	11,536	11,675	11,630	11,583	11,466	11,476	11,463	11,496	11,380	11,285	11,008	11,140	11,419	11,335	11,183	11,166	11,149	11,157	11,220	11,112	11,060	11,020	10,914	10,904	10,806	10,743	10,671	10,577	10,513	10,568	10,632	10,611	10,568	10,536	10,438	10,461	10,441	10,475	10,531	10,501	10,566	10,633	10,666	10,603	10,573	10,616	10,468	10,395	10,385	10,343	10,323	10,240	10,599	10,685	10,727	10,666	10,687	10,540	10,519	10,445	10,392	10,370	10,265	10,180	10,122	10,097	10,000
C000063952
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,210,907	1,201,350	1,210,979	1,204,212	1,211,919	1,219,500	1,242,895	1,230,612	1,228,282	1,245,787	1,222,120	1,240,924	1,227,268	1,222,019	1,212,735	1,195,080	1,194,229	1,204,510	1,203,742	1,202,992	1,202,263	1,176,837	1,115,915	1,130,252	1,160,921	1,171,546	1,168,848	1,162,188	1,168,994	1,170,401	1,150,677	1,172,241	1,148,608	1,145,051	1,105,490	1,111,216	1,142,140	1,161,343	1,140,802	1,154,537	1,144,620	1,168,759	1,200,798	1,205,182	1,233,294	1,234,010	1,225,573	1,227,645	1,236,122	1,238,155	1,231,138	1,227,967	1,226,166	1,219,170	1,215,920	1,227,984	1,222,074	1,217,221	1,203,351	1,203,563	1,202,468	1,204,003	1,191,518	1,180,153	1,149,923	1,162,421	1,191,190	1,181,136	1,165,981	1,162,033	1,159,426	1,159,447	1,165,504	1,152,899	1,146,369	1,142,420	1,129,889	1,128,134	1,117,874	1,110,231	1,101,472	1,090,501	1,082,812	1,088,018	1,093,139	1,091,325	1,084,726	1,081,639	1,070,320	1,072,121	1,069,195	1,070,990	1,077,562	1,072,314	1,078,718	1,083,951	1,086,835	1,079,295	1,075,255	1,079,252	1,063,734	1,055,128	1,053,386	1,048,214	1,045,328	1,035,672	1,071,215	1,079,625	1,083,478	1,076,138	1,077,674	1,061,276	1,058,342	1,049,775	1,044,510	1,040,350	1,029,583	1,020,964	1,014,271	1,010,941	1,000,000
C000013157
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,430	11,296	11,358	11,260	11,342	11,406	11,616	11,507	11,477	11,637	11,429	11,573	11,462	11,377	11,311	11,136	11,168	11,246	11,215	11,216	11,201	10,955	10,292	10,462	10,801	10,942	10,901	10,821	10,919	10,924	10,750	10,997	10,719	10,712	10,285	10,368	10,734	10,997	10,737	10,895	10,785	11,090	11,409	11,491	11,795	11,790	11,712	11,737	11,834	11,873	11,796	11,777	11,728	11,635	11,617	11,781	11,731	11,666	11,499	11,535	11,526	11,559	11,406	11,323	10,971	11,072	11,456	11,332	11,139	11,113	11,102	11,107	11,181	11,018	10,939	10,899	10,777	10,763	10,641	10,587	10,506	10,412	10,317	10,371	10,424	10,394	10,368	10,339	10,244	10,270	10,223	10,243	10,331	10,270	10,342	10,388	10,446	10,391	10,350	10,373	10,279	10,212	10,196	10,140	10,091	10,024	10,285	10,344	10,377	10,361	10,369	10,203	10,171	10,078	10,060	10,041	9,923	9,830	9,775	9,732	9,675
C000013159
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,131	10,833	10,918	10,808	10,897	10,985	11,186	11,094	11,058	11,215	11,039	11,168	11,075	11,005	10,938	10,788	10,806	10,906	10,883	10,874	10,878	10,639	10,007	10,173	10,515	10,656	10,624	10,558	10,648	10,671	10,494	10,756	10,489	10,487	10,074	10,165	10,533	10,784	10,546	10,703	10,597	10,912	11,240	11,317	11,619	11,620	11,556	11,597	11,702	11,730	11,666	11,654	11,616	11,538	11,514	11,692	11,653	11,599	11,442	11,466	11,463	11,523	11,364	11,294	10,944	11,064	11,454	11,333	11,151	11,119	11,127	11,124	11,220	11,065	10,985	10,954	10,835	10,826	10,706	10,661	10,592	10,498	10,415	10,481	10,533	10,509	10,489	10,467	10,372	10,398	10,371	10,404	10,489	10,436	10,506	10,564	10,633	10,585	10,551	10,588	10,482	10,423	10,412	10,376	10,322	10,262	10,531	10,601	10,647	10,636	10,648	10,485	10,459	10,376	10,351	10,336	10,219	10,147	10,087	10,039	10,000
C000063953
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,204,692	1,189,998	1,197,970	1,185,762	1,194,183	1,202,462	1,224,334	1,212,664	1,207,548	1,224,163	1,203,840	1,217,042	1,206,828	1,197,785	1,189,003	1,172,074	1,173,560	1,183,215	1,179,780	1,178,027	1,177,889	1,150,209	1,080,555	1,098,197	1,133,496	1,148,083	1,145,179	1,135,068	1,145,049	1,147,041	1,126,962	1,154,254	1,124,920	1,124,013	1,079,134	1,086,101	1,125,758	1,151,513	1,125,720	1,140,405	1,128,785	1,161,942	1,195,097	1,201,945	1,233,496	1,232,736	1,224,370	1,228,290	1,238,256	1,240,629	1,232,368	1,230,115	1,226,321	1,216,458	1,214,298	1,231,261	1,225,835	1,218,816	1,201,273	1,203,229	1,202,187	1,206,838	1,189,198	1,180,369	1,143,542	1,155,349	1,195,145	1,182,027	1,161,700	1,157,304	1,157,488	1,156,357	1,165,271	1,148,158	1,139,665	1,135,393	1,122,497	1,119,469	1,107,975	1,102,163	1,092,193	1,082,260	1,073,571	1,079,022	1,084,370	1,081,027	1,078,141	1,074,975	1,063,582	1,066,025	1,062,403	1,064,256	1,071,827	1,066,563	1,073,712	1,078,201	1,084,033	1,078,146	1,073,651	1,075,839	1,065,998	1,058,809	1,056,959	1,051,082	1,045,841	1,038,638	1,065,495	1,071,408	1,074,658	1,072,764	1,073,441	1,056,071	1,052,588	1,042,854	1,040,766	1,038,610	1,026,289	1,016,556	1,010,647	1,006,001	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,549	12,335	12,518	12,396	12,299	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,956	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,229	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,549	12,335	12,518	12,396	12,299	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,956	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,229	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,240,508	1,229,819	1,232,308	1,224,684	1,223,898	1,233,838	1,255,109	1,242,787	1,236,589	1,254,858	1,233,550	1,251,802	1,239,551	1,229,852	1,218,743	1,200,344	1,203,876	1,218,973	1,219,011	1,217,448	1,223,697	1,195,902	1,124,516	1,134,168	1,168,413	1,185,479	1,180,808	1,169,097	1,179,316	1,182,017	1,156,360	1,183,112	1,150,076	1,146,793	1,095,550	1,104,738	1,148,831	1,174,573	1,144,338	1,163,392	1,146,363	1,178,973	1,218,472	1,222,853	1,257,268	1,255,243	1,244,647	1,248,297	1,257,371	1,262,003	1,251,622	1,248,195	1,244,482	1,234,131	1,226,566	1,246,369	1,238,477	1,230,978	1,212,678	1,216,332	1,216,074	1,221,807	1,201,569	1,191,761	1,155,018	1,169,698	1,213,723	1,198,271	1,177,122	1,173,539	1,170,611	1,168,517	1,177,960	1,159,668	1,150,397	1,146,164	1,130,578	1,126,345	1,108,817	1,102,912	1,094,637	1,081,686	1,069,844	1,076,473	1,083,488	1,080,712	1,078,096	1,077,177	1,064,982	1,068,796	1,064,866	1,068,057	1,080,781	1,069,601	1,075,359	1,072,741	1,078,223	1,070,080	1,061,492	1,065,312	1,048,669	1,041,115	1,038,859	1,031,695	1,024,938	1,013,045	1,052,291	1,063,448	1,068,782	1,067,342	1,066,690	1,049,987	1,047,154	1,039,511	1,036,228	1,034,601	1,022,402	1,015,269	1,011,249	1,007,244	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,549	12,335	12,518	12,396	12,299	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,956	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,229	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,549	12,335	12,518	12,396	12,299	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,956	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,229	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,240,508	1,229,819	1,232,308	1,224,684	1,223,898	1,233,838	1,255,109	1,242,787	1,236,589	1,254,858	1,233,550	1,251,802	1,239,551	1,229,852	1,218,743	1,200,344	1,203,876	1,218,973	1,219,011	1,217,448	1,223,697	1,195,902	1,124,516	1,134,168	1,168,413	1,185,479	1,180,808	1,169,097	1,179,316	1,182,017	1,156,360	1,183,112	1,150,076	1,146,793	1,095,550	1,104,738	1,148,831	1,174,573	1,144,338	1,163,392	1,146,363	1,178,973	1,218,472	1,222,853	1,257,268	1,255,243	1,244,647	1,248,297	1,257,371	1,262,003	1,251,622	1,248,195	1,244,482	1,234,131	1,226,566	1,246,369	1,238,477	1,230,978	1,212,678	1,216,332	1,216,074	1,221,807	1,201,569	1,191,761	1,155,018	1,169,698	1,213,723	1,198,271	1,177,122	1,173,539	1,170,611	1,168,517	1,177,960	1,159,668	1,150,397	1,146,164	1,130,578	1,126,345	1,108,817	1,102,912	1,094,637	1,081,686	1,069,844	1,076,473	1,083,488	1,080,712	1,078,096	1,077,177	1,064,982	1,068,796	1,064,866	1,068,057	1,080,781	1,069,601	1,075,359	1,072,741	1,078,223	1,070,080	1,061,492	1,065,312	1,048,669	1,041,115	1,038,859	1,031,695	1,024,938	1,013,045	1,052,291	1,063,448	1,068,782	1,067,342	1,066,690	1,049,987	1,047,154	1,039,511	1,036,228	1,034,601	1,022,402	1,015,269	1,011,249	1,007,244	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,549	12,335	12,518	12,396	12,299	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,956	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,229	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,549	12,335	12,518	12,396	12,299	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,956	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,229	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,240,508	1,229,819	1,232,308	1,224,684	1,223,898	1,233,838	1,255,109	1,242,787	1,236,589	1,254,858	1,233,550	1,251,802	1,239,551	1,229,852	1,218,743	1,200,344	1,203,876	1,218,973	1,219,011	1,217,448	1,223,697	1,195,902	1,124,516	1,134,168	1,168,413	1,185,479	1,180,808	1,169,097	1,179,316	1,182,017	1,156,360	1,183,112	1,150,076	1,146,793	1,095,550	1,104,738	1,148,831	1,174,573	1,144,338	1,163,392	1,146,363	1,178,973	1,218,472	1,222,853	1,257,268	1,255,243	1,244,647	1,248,297	1,257,371	1,262,003	1,251,622	1,248,195	1,244,482	1,234,131	1,226,566	1,246,369	1,238,477	1,230,978	1,212,678	1,216,332	1,216,074	1,221,807	1,201,569	1,191,761	1,155,018	1,169,698	1,213,723	1,198,271	1,177,122	1,173,539	1,170,611	1,168,517	1,177,960	1,159,668	1,150,397	1,146,164	1,130,578	1,126,345	1,108,817	1,102,912	1,094,637	1,081,686	1,069,844	1,076,473	1,083,488	1,080,712	1,078,096	1,077,177	1,064,982	1,068,796	1,064,866	1,068,057	1,080,781	1,069,601	1,075,359	1,072,741	1,078,223	1,070,080	1,061,492	1,065,312	1,048,669	1,041,115	1,038,859	1,031,695	1,024,938	1,013,045	1,052,291	1,063,448	1,068,782	1,067,342	1,066,690	1,049,987	1,047,154	1,039,511	1,036,228	1,034,601	1,022,402	1,015,269	1,011,249	1,007,244	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,549	12,335	12,518	12,396	12,299	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,956	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,229	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,549	12,335	12,518	12,396	12,299	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,956	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,229	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,240,508	1,229,819	1,232,308	1,224,684	1,223,898	1,233,838	1,255,109	1,242,787	1,236,589	1,254,858	1,233,550	1,251,802	1,239,551	1,229,852	1,218,743	1,200,344	1,203,876	1,218,973	1,219,011	1,217,448	1,223,697	1,195,902	1,124,516	1,134,168	1,168,413	1,185,479	1,180,808	1,169,097	1,179,316	1,182,017	1,156,360	1,183,112	1,150,076	1,146,793	1,095,550	1,104,738	1,148,831	1,174,573	1,144,338	1,163,392	1,146,363	1,178,973	1,218,472	1,222,853	1,257,268	1,255,243	1,244,647	1,248,297	1,257,371	1,262,003	1,251,622	1,248,195	1,244,482	1,234,131	1,226,566	1,246,369	1,238,477	1,230,978	1,212,678	1,216,332	1,216,074	1,221,807	1,201,569	1,191,761	1,155,018	1,169,698	1,213,723	1,198,271	1,177,122	1,173,539	1,170,611	1,168,517	1,177,960	1,159,668	1,150,397	1,146,164	1,130,578	1,126,345	1,108,817	1,102,912	1,094,637	1,081,686	1,069,844	1,076,473	1,083,488	1,080,712	1,078,096	1,077,177	1,064,982	1,068,796	1,064,866	1,068,057	1,080,781	1,069,601	1,075,359	1,072,741	1,078,223	1,070,080	1,061,492	1,065,312	1,048,669	1,041,115	1,038,859	1,031,695	1,024,938	1,013,045	1,052,291	1,063,448	1,068,782	1,067,342	1,066,690	1,049,987	1,047,154	1,039,511	1,036,228	1,034,601	1,022,402	1,015,269	1,011,249	1,007,244	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,549	12,335	12,518	12,396	12,299	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,956	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,229	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,549	12,335	12,518	12,396	12,299	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,956	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,229	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,240,508	1,229,819	1,232,308	1,224,684	1,223,898	1,233,838	1,255,109	1,242,787	1,236,589	1,254,858	1,233,550	1,251,802	1,239,551	1,229,852	1,218,743	1,200,344	1,203,876	1,218,973	1,219,011	1,217,448	1,223,697	1,195,902	1,124,516	1,134,168	1,168,413	1,185,479	1,180,808	1,169,097	1,179,316	1,182,017	1,156,360	1,183,112	1,150,076	1,146,793	1,095,550	1,104,738	1,148,831	1,174,573	1,144,338	1,163,392	1,146,363	1,178,973	1,218,472	1,222,853	1,257,268	1,255,243	1,244,647	1,248,297	1,257,371	1,262,003	1,251,622	1,248,195	1,244,482	1,234,131	1,226,566	1,246,369	1,238,477	1,230,978	1,212,678	1,216,332	1,216,074	1,221,807	1,201,569	1,191,761	1,155,018	1,169,698	1,213,723	1,198,271	1,177,122	1,173,539	1,170,611	1,168,517	1,177,960	1,159,668	1,150,397	1,146,164	1,130,578	1,126,345	1,108,817	1,102,912	1,094,637	1,081,686	1,069,844	1,076,473	1,083,488	1,080,712	1,078,096	1,077,177	1,064,982	1,068,796	1,064,866	1,068,057	1,080,781	1,069,601	1,075,359	1,072,741	1,078,223	1,070,080	1,061,492	1,065,312	1,048,669	1,041,115	1,038,859	1,031,695	1,024,938	1,013,045	1,052,291	1,063,448	1,068,782	1,067,342	1,066,690	1,049,987	1,047,154	1,039,511	1,036,228	1,034,601	1,022,402	1,015,269	1,011,249	1,007,244	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,549	12,335	12,518	12,396	12,299	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,956	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,229	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,549	12,335	12,518	12,396	12,299	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,956	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,229	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,240,508	1,229,819	1,232,308	1,224,684	1,223,898	1,233,838	1,255,109	1,242,787	1,236,589	1,254,858	1,233,550	1,251,802	1,239,551	1,229,852	1,218,743	1,200,344	1,203,876	1,218,973	1,219,011	1,217,448	1,223,697	1,195,902	1,124,516	1,134,168	1,168,413	1,185,479	1,180,808	1,169,097	1,179,316	1,182,017	1,156,360	1,183,112	1,150,076	1,146,793	1,095,550	1,104,738	1,148,831	1,174,573	1,144,338	1,163,392	1,146,363	1,178,973	1,218,472	1,222,853	1,257,268	1,255,243	1,244,647	1,248,297	1,257,371	1,262,003	1,251,622	1,248,195	1,244,482	1,234,131	1,226,566	1,246,369	1,238,477	1,230,978	1,212,678	1,216,332	1,216,074	1,221,807	1,201,569	1,191,761	1,155,018	1,169,698	1,213,723	1,198,271	1,177,122	1,173,539	1,170,611	1,168,517	1,177,960	1,159,668	1,150,397	1,146,164	1,130,578	1,126,345	1,108,817	1,102,912	1,094,637	1,081,686	1,069,844	1,076,473	1,083,488	1,080,712	1,078,096	1,077,177	1,064,982	1,068,796	1,064,866	1,068,057	1,080,781	1,069,601	1,075,359	1,072,741	1,078,223	1,070,080	1,061,492	1,065,312	1,048,669	1,041,115	1,038,859	1,031,695	1,024,938	1,013,045	1,052,291	1,063,448	1,068,782	1,067,342	1,066,690	1,049,987	1,047,154	1,039,511	1,036,228	1,034,601	1,022,402	1,015,269	1,011,249	1,007,244	1,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,549	12,335	12,518	12,396	12,299	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,956	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,229	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,405	12,298	12,323	12,247	12,239	12,338	12,551	12,428	12,366	12,549	12,335	12,518	12,396	12,299	12,187	12,003	12,039	12,190	12,190	12,174	12,237	11,959	11,245	11,342	11,684	11,855	11,808	11,691	11,793	11,820	11,564	11,831	11,501	11,468	10,956	11,047	11,488	11,746	11,443	11,634	11,464	11,790	12,185	12,229	12,573	12,552	12,446	12,483	12,574	12,620	12,516	12,482	12,445	12,341	12,266	12,464	12,385	12,310	12,127	12,163	12,161	12,218	12,016	11,918	11,550	11,697	12,137	11,983	11,771	11,735	11,706	11,685	11,780	11,597	11,504	11,462	11,306	11,263	11,088	11,029	10,946	10,817	10,698	10,765	10,835	10,807	10,781	10,772	10,650	10,688	10,649	10,681	10,808	10,696	10,754	10,727	10,782	10,701	10,615	10,653	10,487	10,411	10,389	10,317	10,249	10,130	10,523	10,634	10,688	10,673	10,667	10,500	10,472	10,395	10,362	10,346	10,224	10,153	10,112	10,072	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,240,508	1,229,819	1,232,308	1,224,684	1,223,898	1,233,838	1,255,109	1,242,787	1,236,589	1,254,858	1,233,550	1,251,802	1,239,551	1,229,852	1,218,743	1,200,344	1,203,876	1,218,973	1,219,011	1,217,448	1,223,697	1,195,902	1,124,516	1,134,168	1,168,413	1,185,479	1,180,808	1,169,097	1,179,316	1,182,017	1,156,360	1,183,112	1,150,076	1,146,793	1,095,550	1,104,738	1,148,831	1,174,573	1,144,338	1,163,392	1,146,363	1,178,973	1,218,472	1,222,853	1,257,268	1,255,243	1,244,647	1,248,297	1,257,371	1,262,003	1,251,622	1,248,195	1,244,482	1,234,131	1,226,566	1,246,369	1,238,477	1,230,978	1,212,678	1,216,332	1,216,074	1,221,807	1,201,569	1,191,761	1,155,018	1,169,698	1,213,723	1,198,271	1,177,122	1,173,539	1,170,611	1,168,517	1,177,960	1,159,668	1,150,397	1,146,164	1,130,578	1,126,345	1,108,817	1,102,912	1,094,637	1,081,686	1,069,844	1,076,473	1,083,488	1,080,712	1,078,096	1,077,177	1,064,982	1,068,796	1,064,866	1,068,057	1,080,781	1,069,601	1,075,359	1,072,741	1,078,223	1,070,080	1,061,492	1,065,312	1,048,669	1,041,115	1,038,859	1,031,695	1,024,938	1,013,045	1,052,291	1,063,448	1,068,782	1,067,342	1,066,690	1,049,987	1,047,154	1,039,511	1,036,228	1,034,601	1,022,402	1,015,269	1,011,249	1,007,244	1,000,000
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Georgia Municipal Bond Index
Account Value	$ 12,325	12,209	12,209	12,119	12,086	12,174	12,325	12,221	12,131	12,308	12,135	12,289	12,159	12,071	11,936	11,767	11,793	11,922	11,900	11,875	11,945	11,677	11,012	11,090	11,415	11,556	11,513	11,408	11,519	11,518	11,289	11,545	11,225	11,209	10,717	10,822	11,260	11,510	11,234	11,399	11,257	11,552	11,933	11,974	12,289	12,275	12,171	12,214	12,295	12,335	12,239	12,218	12,197	12,115	12,043	12,228	12,167	12,124	11,969	11,997	11,979	12,010	11,827	11,710	11,356	11,465	11,897	11,744	11,545	11,507	11,476	11,450	11,559	11,393	11,308	11,261	11,114	11,075	10,925	10,872	10,792	10,677	10,562	10,616	10,679	10,662	10,644	10,628	10,524	10,558	10,533	10,551	10,663	10,570	10,627	10,604	10,662	10,593	10,524	10,561	10,412	10,347	10,335	10,271	10,209	10,102	10,451	10,537	10,590	10,570	10,561	10,415	10,399	10,334	10,311	10,295	10,183	10,129	10,098	10,069	10,000
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Georgia Municipal Bond Index
Account Value	$ 12,325	12,209	12,209	12,119	12,086	12,174	12,325	12,221	12,131	12,308	12,135	12,289	12,159	12,071	11,936	11,767	11,793	11,922	11,900	11,875	11,945	11,677	11,012	11,090	11,415	11,556	11,513	11,408	11,519	11,518	11,289	11,545	11,225	11,209	10,717	10,822	11,260	11,510	11,234	11,399	11,257	11,552	11,933	11,974	12,289	12,275	12,171	12,214	12,295	12,335	12,239	12,218	12,197	12,115	12,043	12,228	12,167	12,124	11,969	11,997	11,979	12,010	11,827	11,710	11,356	11,465	11,897	11,744	11,545	11,507	11,476	11,450	11,559	11,393	11,308	11,261	11,114	11,075	10,925	10,872	10,792	10,677	10,562	10,616	10,679	10,662	10,644	10,628	10,524	10,558	10,533	10,551	10,663	10,570	10,627	10,604	10,662	10,593	10,524	10,561	10,412	10,347	10,335	10,271	10,209	10,102	10,451	10,537	10,590	10,570	10,561	10,415	10,399	10,334	10,311	10,295	10,183	10,129	10,098	10,069	10,000
EATON VANCE Index: Bloomberg Georgia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Georgia Municipal Bond Index
Account Value	$ 1,232,457	1,220,867	1,220,893	1,211,946	1,208,584	1,217,428	1,232,537	1,222,090	1,213,069	1,230,751	1,213,545	1,228,933	1,215,945	1,207,116	1,193,583	1,176,748	1,179,303	1,192,152	1,190,017	1,187,546	1,194,479	1,167,749	1,101,211	1,108,981	1,141,480	1,155,586	1,151,292	1,140,796	1,151,927	1,151,805	1,128,885	1,154,532	1,122,460	1,120,935	1,071,668	1,082,231	1,126,031	1,150,965	1,123,375	1,139,893	1,125,688	1,155,216	1,193,328	1,197,355	1,228,884	1,227,543	1,217,120	1,221,447	1,229,518	1,233,476	1,223,902	1,221,770	1,219,657	1,211,503	1,204,309	1,222,752	1,216,677	1,212,362	1,196,894	1,199,692	1,197,856	1,201,023	1,182,672	1,171,018	1,135,570	1,146,478	1,189,678	1,174,350	1,154,532	1,150,723	1,147,638	1,144,973	1,155,916	1,139,298	1,130,782	1,126,115	1,111,351	1,107,518	1,092,540	1,087,202	1,079,164	1,067,738	1,056,191	1,061,572	1,067,948	1,066,173	1,064,374	1,062,830	1,052,421	1,055,829	1,053,343	1,055,112	1,066,262	1,056,950	1,062,659	1,060,360	1,066,159	1,059,282	1,052,390	1,056,102	1,041,221	1,034,680	1,033,473	1,027,088	1,020,873	1,010,191	1,045,080	1,053,732	1,058,964	1,057,044	1,056,088	1,041,492	1,039,908	1,033,366	1,031,092	1,029,477	1,018,282	1,012,852	1,009,805	1,006,872	1,000,000
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Maryland Municipal Bond Index
Account Value	$ 11,993	11,883	11,908	11,828	11,795	11,878	12,065	11,945	11,874	12,037	11,858	12,009	11,910	11,807	11,701	11,535	11,579	11,730	11,729	11,712	11,792	11,542	10,876	10,956	11,305	11,469	11,429	11,328	11,453	11,487	11,233	11,491	11,197	11,156	10,696	10,768	11,195	11,437	11,154	11,305	11,142	11,434	11,800	11,825	12,160	12,144	12,047	12,070	12,174	12,220	12,120	12,106	12,081	11,985	11,944	12,127	12,085	12,050	11,893	11,937	11,927	11,997	11,823	11,811	11,444	11,543	11,805	11,683	11,495	11,460	11,435	11,400	11,503	11,346	11,250	11,217	11,083	11,057	10,918	10,870	10,784	10,651	10,525	10,586	10,647	10,631	10,608	10,600	10,488	10,528	10,500	10,526	10,643	10,544	10,612	10,595	10,660	10,596	10,527	10,561	10,430	10,356	10,343	10,275	10,212	10,117	10,437	10,519	10,562	10,547	10,535	10,396	10,387	10,328	10,315	10,292	10,172	10,122	10,103	10,070	10,000
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Maryland Municipal Bond Index
Account Value	$ 11,993	11,883	11,908	11,828	11,795	11,878	12,065	11,945	11,874	12,037	11,858	12,009	11,910	11,807	11,701	11,535	11,579	11,730	11,729	11,712	11,792	11,542	10,876	10,956	11,305	11,469	11,429	11,328	11,453	11,487	11,233	11,491	11,197	11,156	10,696	10,768	11,195	11,437	11,154	11,305	11,142	11,434	11,800	11,825	12,160	12,144	12,047	12,070	12,174	12,220	12,120	12,106	12,081	11,985	11,944	12,127	12,085	12,050	11,893	11,937	11,927	11,997	11,823	11,811	11,444	11,543	11,805	11,683	11,495	11,460	11,435	11,400	11,503	11,346	11,250	11,217	11,083	11,057	10,918	10,870	10,784	10,651	10,525	10,586	10,647	10,631	10,608	10,600	10,488	10,528	10,500	10,526	10,643	10,544	10,612	10,595	10,660	10,596	10,527	10,561	10,430	10,356	10,343	10,275	10,212	10,117	10,437	10,519	10,562	10,547	10,535	10,396	10,387	10,328	10,315	10,292	10,172	10,122	10,103	10,070	10,000
EATON VANCE Index: Bloomberg Maryland Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Maryland Municipal Bond Index
Account Value	$ 1,199,343	1,188,258	1,190,774	1,182,796	1,179,521	1,187,811	1,206,482	1,194,547	1,187,421	1,203,685	1,185,764	1,200,908	1,191,028	1,180,661	1,170,125	1,153,452	1,157,901	1,173,026	1,172,928	1,171,232	1,179,202	1,154,188	1,087,588	1,095,585	1,130,482	1,146,901	1,142,874	1,132,839	1,145,267	1,148,666	1,123,322	1,149,086	1,119,683	1,115,599	1,069,642	1,076,834	1,119,542	1,143,744	1,115,440	1,130,461	1,114,231	1,143,431	1,180,023	1,182,479	1,215,968	1,214,354	1,204,682	1,206,973	1,217,397	1,222,009	1,211,996	1,210,607	1,208,064	1,198,482	1,194,351	1,212,656	1,208,513	1,205,018	1,189,262	1,193,743	1,192,695	1,199,683	1,182,292	1,181,072	1,144,366	1,154,336	1,180,522	1,168,293	1,149,496	1,146,012	1,143,544	1,140,027	1,150,333	1,134,644	1,125,003	1,121,664	1,108,338	1,105,739	1,091,773	1,087,045	1,078,365	1,065,146	1,052,500	1,058,631	1,064,680	1,063,107	1,060,768	1,059,972	1,048,806	1,052,812	1,050,046	1,052,647	1,064,298	1,054,381	1,061,231	1,059,481	1,065,988	1,059,641	1,052,661	1,056,060	1,042,963	1,035,556	1,034,304	1,027,519	1,021,174	1,011,710	1,043,742	1,051,889	1,056,246	1,054,690	1,053,529	1,039,571	1,038,676	1,032,788	1,031,481	1,029,213	1,017,218	1,012,190	1,010,323	1,006,952	1,000,000
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Missouri Municipal Bond Index
Account Value	$ 12,400	12,282	12,322	12,271	12,270	12,384	12,608	12,469	12,411	12,642	12,395	12,599	12,459	12,364	12,253	12,040	12,064	12,218	12,170	12,167	12,243	11,933	11,131	11,264	11,703	11,869	11,824	11,701	11,799	11,803	11,563	11,860	11,479	11,447	10,888	11,015	11,559	11,795	11,515	11,702	11,547	11,904	12,287	12,328	12,638	12,619	12,496	12,551	12,638	12,697	12,590	12,539	12,496	12,380	12,282	12,485	12,420	12,320	12,123	12,161	12,159	12,208	12,001	11,893	11,485	11,651	12,120	11,959	11,747	11,707	11,687	11,674	11,768	11,571	11,478	11,429	11,293	11,248	11,080	11,029	10,942	10,808	10,679	10,748	10,818	10,792	10,771	10,759	10,648	10,683	10,636	10,661	10,787	10,686	10,745	10,702	10,768	10,699	10,624	10,643	10,482	10,407	10,383	10,304	10,238	10,096	10,497	10,613	10,672	10,655	10,658	10,474	10,449	10,376	10,336	10,315	10,191	10,132	10,099	10,072	10,000
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Missouri Municipal Bond Index
Account Value	$ 12,400	12,282	12,322	12,271	12,270	12,384	12,608	12,469	12,411	12,642	12,395	12,599	12,459	12,364	12,253	12,040	12,064	12,218	12,170	12,167	12,243	11,933	11,131	11,264	11,703	11,869	11,824	11,701	11,799	11,803	11,563	11,860	11,479	11,447	10,888	11,015	11,559	11,795	11,515	11,702	11,547	11,904	12,287	12,328	12,638	12,619	12,496	12,551	12,638	12,697	12,590	12,539	12,496	12,380	12,282	12,485	12,420	12,320	12,123	12,161	12,159	12,208	12,001	11,893	11,485	11,651	12,120	11,959	11,747	11,707	11,687	11,674	11,768	11,571	11,478	11,429	11,293	11,248	11,080	11,029	10,942	10,808	10,679	10,748	10,818	10,792	10,771	10,759	10,648	10,683	10,636	10,661	10,787	10,686	10,745	10,702	10,768	10,699	10,624	10,643	10,482	10,407	10,383	10,304	10,238	10,096	10,497	10,613	10,672	10,655	10,658	10,474	10,449	10,376	10,336	10,315	10,191	10,132	10,099	10,072	10,000
EATON VANCE Index: Bloomberg Missouri Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Missouri Municipal Bond Index
Account Value	$ 1,240,021	1,228,245	1,232,160	1,227,059	1,227,021	1,238,421	1,260,761	1,246,878	1,241,144	1,264,176	1,239,527	1,259,946	1,245,920	1,236,386	1,225,269	1,204,046	1,206,447	1,221,761	1,216,967	1,216,684	1,224,274	1,193,318	1,113,051	1,126,416	1,170,334	1,186,947	1,182,397	1,170,099	1,179,928	1,180,270	1,156,307	1,186,006	1,147,864	1,144,693	1,088,784	1,101,450	1,155,852	1,179,496	1,151,544	1,170,219	1,154,656	1,190,430	1,228,739	1,232,750	1,263,752	1,261,914	1,249,640	1,255,073	1,263,783	1,269,728	1,258,958	1,253,906	1,249,581	1,237,960	1,228,217	1,248,491	1,241,963	1,231,975	1,212,318	1,216,053	1,215,906	1,220,796	1,200,053	1,189,310	1,148,521	1,165,050	1,212,018	1,195,944	1,174,737	1,170,703	1,168,747	1,167,431	1,176,789	1,157,063	1,147,834	1,142,880	1,129,260	1,124,817	1,107,968	1,102,899	1,094,201	1,080,803	1,067,856	1,074,752	1,081,838	1,079,190	1,077,063	1,075,948	1,064,776	1,068,318	1,063,620	1,066,081	1,078,667	1,068,568	1,074,536	1,070,208	1,076,769	1,069,859	1,062,415	1,064,264	1,048,221	1,040,653	1,038,293	1,030,366	1,023,773	1,009,578	1,049,687	1,061,296	1,067,222	1,065,469	1,065,772	1,047,414	1,044,942	1,037,580	1,033,595	1,031,531	1,019,092	1,013,153	1,009,893	1,007,247	1,000,000
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg North Carolina Municipal Bond Index
Account Value	$ 11,916	11,816	11,824	11,740	11,715	11,818	12,020	11,890	11,811	11,992	11,795	11,982	11,869	11,772	11,653	11,482	11,531	11,682	11,669	11,654	11,733	11,470	10,779	10,879	11,220	11,420	11,381	11,274	11,394	11,435	11,177	11,428	11,110	11,069	10,580	10,660	11,107	11,369	11,080	11,223	11,079	11,375	11,778	11,819	12,137	12,124	12,029	12,062	12,152	12,208	12,108	12,084	12,065	11,983	11,916	12,084	12,026	11,995	11,856	11,898	11,880	11,925	11,757	11,705	11,326	11,402	11,752	11,618	11,433	11,404	11,376	11,348	11,448	11,291	11,197	11,156	11,034	11,001	10,875	10,830	10,742	10,629	10,518	10,567	10,627	10,609	10,583	10,578	10,478	10,510	10,493	10,513	10,603	10,517	10,584	10,566	10,639	10,576	10,507	10,539	10,410	10,343	10,325	10,252	10,189	10,085	10,408	10,484	10,533	10,515	10,506	10,369	10,355	10,297	10,284	10,261	10,156	10,110	10,094	10,064	10,000
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg North Carolina Municipal Bond Index
Account Value	$ 11,916	11,816	11,824	11,740	11,715	11,818	12,020	11,890	11,811	11,992	11,795	11,982	11,869	11,772	11,653	11,482	11,531	11,682	11,669	11,654	11,733	11,470	10,779	10,879	11,220	11,420	11,381	11,274	11,394	11,435	11,177	11,428	11,110	11,069	10,580	10,660	11,107	11,369	11,080	11,223	11,079	11,375	11,778	11,819	12,137	12,124	12,029	12,062	12,152	12,208	12,108	12,084	12,065	11,983	11,916	12,084	12,026	11,995	11,856	11,898	11,880	11,925	11,757	11,705	11,326	11,402	11,752	11,618	11,433	11,404	11,376	11,348	11,448	11,291	11,197	11,156	11,034	11,001	10,875	10,830	10,742	10,629	10,518	10,567	10,627	10,609	10,583	10,578	10,478	10,510	10,493	10,513	10,603	10,517	10,584	10,566	10,639	10,576	10,507	10,539	10,410	10,343	10,325	10,252	10,189	10,085	10,408	10,484	10,533	10,515	10,506	10,369	10,355	10,297	10,284	10,261	10,156	10,110	10,094	10,064	10,000
EATON VANCE Index: Bloomberg North Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg North Carolina Municipal Bond Index
Account Value	$ 1,191,646	1,181,589	1,182,390	1,173,996	1,171,513	1,181,811	1,202,011	1,188,995	1,181,123	1,199,181	1,179,548	1,198,248	1,186,887	1,177,245	1,165,303	1,148,244	1,153,090	1,168,197	1,166,899	1,165,372	1,173,263	1,146,975	1,077,869	1,087,902	1,122,049	1,142,024	1,138,092	1,127,358	1,139,439	1,143,507	1,117,749	1,142,819	1,110,974	1,106,914	1,058,030	1,066,047	1,110,654	1,136,899	1,108,027	1,122,348	1,107,903	1,137,545	1,177,771	1,181,903	1,213,747	1,212,379	1,202,926	1,206,208	1,215,168	1,220,809	1,210,780	1,208,419	1,206,522	1,198,317	1,191,625	1,208,380	1,202,565	1,199,500	1,185,607	1,189,784	1,188,001	1,192,480	1,175,722	1,170,478	1,132,580	1,140,200	1,175,196	1,161,837	1,143,308	1,140,420	1,137,637	1,134,757	1,144,765	1,129,113	1,119,707	1,115,648	1,103,419	1,100,142	1,087,488	1,083,004	1,074,233	1,062,915	1,051,836	1,056,727	1,062,721	1,060,856	1,058,258	1,057,817	1,047,818	1,051,025	1,049,281	1,051,347	1,060,311	1,051,671	1,058,361	1,056,568	1,063,887	1,057,641	1,050,722	1,053,924	1,040,983	1,034,279	1,032,451	1,025,233	1,018,883	1,008,537	1,040,817	1,048,382	1,053,254	1,051,508	1,050,574	1,036,855	1,035,549	1,029,686	1,028,361	1,026,105	1,015,567	1,011,041	1,009,370	1,006,353	1,000,000
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Account Value	$ 12,165	12,061	12,100	12,020	11,989	12,110	12,303	12,189	12,107	12,299	12,089	12,287	12,169	12,066	11,953	11,776	11,801	11,987	11,983	11,973	12,047	11,757	10,990	11,087	11,482	11,697	11,664	11,554	11,674	11,692	11,432	11,696	11,389	11,331	10,838	10,920	11,367	11,633	11,323	11,523	11,341	11,701	12,108	12,143	12,507	12,476	12,373	12,404	12,519	12,556	12,438	12,435	12,401	12,304	12,234	12,451	12,401	12,350	12,177	12,209	12,206	12,276	12,081	12,062	11,666	11,741	12,056	11,910	11,697	11,669	11,633	11,605	11,714	11,523	11,435	11,388	11,239	11,203	11,042	10,987	10,898	10,759	10,625	10,692	10,764	10,736	10,717	10,702	10,591	10,632	10,591	10,634	10,758	10,631	10,712	10,689	10,760	10,692	10,603	10,640	10,478	10,405	10,384	10,322	10,257	10,120	10,507	10,601	10,643	10,638	10,643	10,471	10,455	10,385	10,345	10,334	10,206	10,137	10,109	10,077	10,000
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Account Value	$ 12,165	12,061	12,100	12,020	11,989	12,110	12,303	12,189	12,107	12,299	12,089	12,287	12,169	12,066	11,953	11,776	11,801	11,987	11,983	11,973	12,047	11,757	10,990	11,087	11,482	11,697	11,664	11,554	11,674	11,692	11,432	11,696	11,389	11,331	10,838	10,920	11,367	11,633	11,323	11,523	11,341	11,701	12,108	12,143	12,507	12,476	12,373	12,404	12,519	12,556	12,438	12,435	12,401	12,304	12,234	12,451	12,401	12,350	12,177	12,209	12,206	12,276	12,081	12,062	11,666	11,741	12,056	11,910	11,697	11,669	11,633	11,605	11,714	11,523	11,435	11,388	11,239	11,203	11,042	10,987	10,898	10,759	10,625	10,692	10,764	10,736	10,717	10,702	10,591	10,632	10,591	10,634	10,758	10,631	10,712	10,689	10,760	10,692	10,603	10,640	10,478	10,405	10,384	10,322	10,257	10,120	10,507	10,601	10,643	10,638	10,643	10,471	10,455	10,385	10,345	10,334	10,206	10,137	10,109	10,077	10,000
EATON VANCE Index: Bloomberg Oregon Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Oregon Municipal Bond Index
Account Value	$ 1,216,549	1,206,117	1,209,950	1,201,986	1,198,940	1,210,969	1,230,292	1,218,867	1,210,699	1,229,925	1,208,875	1,228,666	1,216,889	1,206,602	1,195,291	1,177,647	1,180,071	1,198,663	1,198,332	1,197,319	1,204,730	1,175,710	1,099,019	1,108,740	1,148,188	1,169,676	1,166,426	1,155,441	1,167,435	1,169,238	1,143,182	1,169,593	1,138,899	1,133,097	1,083,775	1,092,012	1,136,669	1,163,300	1,132,259	1,152,270	1,134,092	1,170,082	1,210,784	1,214,328	1,250,706	1,247,636	1,237,251	1,240,381	1,251,913	1,255,583	1,243,838	1,243,460	1,240,064	1,230,359	1,223,396	1,245,071	1,240,113	1,235,038	1,217,662	1,220,945	1,220,604	1,227,606	1,208,095	1,206,223	1,166,556	1,174,076	1,205,630	1,190,962	1,169,662	1,166,868	1,163,328	1,160,494	1,171,357	1,152,348	1,143,490	1,138,775	1,123,851	1,120,278	1,104,227	1,098,735	1,089,841	1,075,896	1,062,537	1,069,177	1,076,351	1,073,576	1,071,727	1,070,191	1,059,132	1,063,249	1,059,135	1,063,412	1,075,844	1,063,149	1,071,225	1,068,942	1,076,048	1,069,244	1,060,334	1,063,950	1,047,812	1,040,471	1,038,390	1,032,175	1,025,680	1,012,021	1,050,739	1,060,059	1,064,270	1,063,803	1,064,270	1,047,072	1,045,518	1,038,476	1,034,533	1,033,434	1,020,565	1,013,699	1,010,909	1,007,672	1,000,000
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg South Carolina Municipal Bond Index
Account Value	$ 12,597	12,470	12,505	12,423	12,429	12,580	12,807	12,678	12,596	12,797	12,567	12,747	12,615	12,518	12,403	12,199	12,214	12,369	12,308	12,292	12,378	12,071	11,333	11,414	11,804	12,023	11,966	11,834	11,876	11,922	11,696	11,948	11,600	11,544	11,030	11,157	11,627	11,843	11,556	11,800	11,671	12,001	12,403	12,464	12,762	12,737	12,651	12,704	12,746	12,781	12,692	12,665	12,634	12,543	12,481	12,672	12,562	12,487	12,306	12,339	12,333	12,332	12,147	11,929	11,626	11,795	12,233	12,058	11,892	11,851	11,825	11,804	11,878	11,701	11,622	11,582	11,376	11,317	11,122	10,999	10,919	10,786	10,693	10,731	10,811	10,789	10,782	10,748	10,664	10,692	10,661	10,723	10,868	10,737	10,754	10,704	10,785	10,660	10,586	10,573	10,372	10,249	10,401	10,354	10,286	10,158	10,603	10,724	10,776	10,771	10,762	10,563	10,521	10,427	10,373	10,350	10,215	10,142	10,096	10,064	10,000
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg South Carolina Municipal Bond Index
Account Value	$ 12,597	12,470	12,505	12,423	12,429	12,580	12,807	12,678	12,596	12,797	12,567	12,747	12,615	12,518	12,403	12,199	12,214	12,369	12,308	12,292	12,378	12,071	11,333	11,414	11,804	12,023	11,966	11,834	11,876	11,922	11,696	11,948	11,600	11,544	11,030	11,157	11,627	11,843	11,556	11,800	11,671	12,001	12,403	12,464	12,762	12,737	12,651	12,704	12,746	12,781	12,692	12,665	12,634	12,543	12,481	12,672	12,562	12,487	12,306	12,339	12,333	12,332	12,147	11,929	11,626	11,795	12,233	12,058	11,892	11,851	11,825	11,804	11,878	11,701	11,622	11,582	11,376	11,317	11,122	10,999	10,919	10,786	10,693	10,731	10,811	10,789	10,782	10,748	10,664	10,692	10,661	10,723	10,868	10,737	10,754	10,704	10,785	10,660	10,586	10,573	10,372	10,249	10,401	10,354	10,286	10,158	10,603	10,724	10,776	10,771	10,762	10,563	10,521	10,427	10,373	10,350	10,215	10,142	10,096	10,064	10,000
EATON VANCE Index: Bloomberg South Carolina Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg South Carolina Municipal Bond Index
Account Value	$ 1,259,688	1,246,967	1,250,484	1,242,289	1,242,865	1,258,012	1,280,748	1,267,828	1,259,624	1,279,677	1,256,739	1,274,708	1,261,536	1,251,819	1,240,333	1,219,912	1,221,412	1,236,879	1,230,777	1,229,221	1,237,767	1,207,110	1,133,268	1,141,365	1,180,358	1,202,295	1,196,627	1,183,384	1,187,626	1,192,209	1,169,560	1,194,778	1,160,031	1,154,389	1,102,973	1,115,716	1,162,691	1,184,310	1,155,582	1,180,032	1,167,090	1,200,121	1,240,331	1,246,427	1,276,178	1,273,737	1,265,133	1,270,375	1,274,638	1,278,137	1,269,218	1,266,524	1,263,420	1,254,312	1,248,055	1,267,223	1,256,230	1,248,704	1,230,594	1,233,912	1,233,316	1,233,226	1,214,719	1,192,907	1,162,622	1,179,533	1,223,304	1,205,845	1,189,196	1,185,068	1,182,514	1,180,423	1,187,833	1,170,090	1,162,168	1,158,221	1,137,573	1,131,681	1,112,220	1,099,919	1,091,865	1,078,646	1,069,308	1,073,137	1,081,096	1,078,905	1,078,245	1,074,842	1,066,358	1,069,170	1,066,094	1,072,332	1,086,802	1,073,697	1,075,354	1,070,407	1,078,508	1,065,952	1,058,622	1,057,288	1,037,198	1,024,891	1,040,059	1,035,408	1,028,577	1,015,779	1,060,336	1,072,371	1,077,588	1,077,064	1,076,160	1,056,265	1,052,059	1,042,731	1,037,263	1,034,959	1,021,498	1,014,177	1,009,626	1,006,433	1,000,000
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Virginia Municipal Bond Index
Account Value	$ 12,082	11,987	12,013	11,950	11,929	12,042	12,252	12,126	12,060	12,248	12,028	12,211	12,089	12,004	11,904	11,714	11,753	11,903	11,902	11,884	11,962	11,680	10,922	11,024	11,399	11,585	11,548	11,427	11,533	11,565	11,304	11,590	11,263	11,237	10,730	10,802	11,277	11,538	11,239	11,429	11,262	11,583	11,960	11,997	12,294	12,276	12,196	12,221	12,293	12,338	12,249	12,218	12,198	12,115	12,060	12,230	12,167	12,126	11,976	12,019	12,011	12,048	11,882	11,832	11,473	11,544	11,862	11,745	11,567	11,540	11,508	11,482	11,567	11,421	11,327	11,285	11,148	11,122	10,971	10,915	10,828	10,704	10,590	10,645	10,712	10,687	10,667	10,658	10,542	10,585	10,544	10,579	10,699	10,571	10,651	10,643	10,713	10,643	10,572	10,605	10,458	10,376	10,357	10,291	10,219	10,093	10,473	10,575	10,610	10,607	10,602	10,452	10,435	10,367	10,342	10,316	10,194	10,138	10,108	10,069	10,000
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Virginia Municipal Bond Index
Account Value	$ 12,082	11,987	12,013	11,950	11,929	12,042	12,252	12,126	12,060	12,248	12,028	12,211	12,089	12,004	11,904	11,714	11,753	11,903	11,902	11,884	11,962	11,680	10,922	11,024	11,399	11,585	11,548	11,427	11,533	11,565	11,304	11,590	11,263	11,237	10,730	10,802	11,277	11,538	11,239	11,429	11,262	11,583	11,960	11,997	12,294	12,276	12,196	12,221	12,293	12,338	12,249	12,218	12,198	12,115	12,060	12,230	12,167	12,126	11,976	12,019	12,011	12,048	11,882	11,832	11,473	11,544	11,862	11,745	11,567	11,540	11,508	11,482	11,567	11,421	11,327	11,285	11,148	11,122	10,971	10,915	10,828	10,704	10,590	10,645	10,712	10,687	10,667	10,658	10,542	10,585	10,544	10,579	10,699	10,571	10,651	10,643	10,713	10,643	10,572	10,605	10,458	10,376	10,357	10,291	10,219	10,093	10,473	10,575	10,610	10,607	10,602	10,452	10,435	10,367	10,342	10,316	10,194	10,138	10,108	10,069	10,000
EATON VANCE Index: Bloomberg Virginia Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Virginia Municipal Bond Index
Account Value	$ 1,208,200	$ 1,198,679	$ 1,201,318	$ 1,194,978	$ 1,192,946	$ 1,204,208	$ 1,225,161	$ 1,212,561	$ 1,205,985	$ 1,224,827	$ 1,202,769	$ 1,221,137	$ 1,208,870	$ 1,200,404	$ 1,190,355	$ 1,171,392	$ 1,175,254	$ 1,190,349	$ 1,190,180	$ 1,188,381	$ 1,196,159	$ 1,168,034	$ 1,092,163	$ 1,102,353	$ 1,139,854	$ 1,158,489	$ 1,154,819	$ 1,142,732	$ 1,153,336	$ 1,156,489	$ 1,130,415	$ 1,158,979	$ 1,126,293	$ 1,123,703	$ 1,073,047	$ 1,080,168	$ 1,127,738	$ 1,153,822	$ 1,123,867	$ 1,142,855	$ 1,126,221	$ 1,158,308	$ 1,195,974	$ 1,199,702	$ 1,229,359	$ 1,227,560	$ 1,219,590	$ 1,222,114	$ 1,229,293	$ 1,233,822	$ 1,224,886	$ 1,221,768	$ 1,219,762	$ 1,211,546	$ 1,206,043	$ 1,223,004	$ 1,216,663	$ 1,212,582	$ 1,197,612	$ 1,201,914	$ 1,201,072	$ 1,204,833	$ 1,188,210	$ 1,183,215	$ 1,147,342	$ 1,154,401	$ 1,186,181	$ 1,174,539	$ 1,156,681	$ 1,153,972	$ 1,150,776	$ 1,148,192	$ 1,156,674	$ 1,142,084	$ 1,132,662	$ 1,128,526	$ 1,114,829	$ 1,112,163	$ 1,097,107	$ 1,091,499	$ 1,082,812	$ 1,070,421	$ 1,058,996	$ 1,064,468	$ 1,071,172	$ 1,068,732	$ 1,066,711	$ 1,065,835	$ 1,054,224	$ 1,058,544	$ 1,054,390	$ 1,057,894	$ 1,069,854	$ 1,057,053	$ 1,065,128	$ 1,064,296	$ 1,071,272	$ 1,064,258	$ 1,057,176	$ 1,060,461	$ 1,045,792	$ 1,037,632	$ 1,035,702	$ 1,029,145	$ 1,021,886	$ 1,009,310	$ 1,047,301	$ 1,057,457	$ 1,061,033	$ 1,060,725	$ 1,060,244	$ 1,045,172	$ 1,043,491	$ 1,036,659	$ 1,034,171	$ 1,031,556	$ 1,019,371	$ 1,013,778	$ 1,010,837	$ 1,006,938	$ 1,000,000